Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 135,151	$ 118,194	$ 89,234
Other comprehensive income (loss), net of taxes:
Change in unrealized gains (losses) on fixed maturity securities available-for-sale	2,065	23,379	(49,073)
Foreign currency translation adjustment	20	27	(57)
Other comprehensive income (loss)	2,085	23,406	(49,130)
Total comprehensive income	$ 137,236	$ 141,600	$ 40,104